Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of property and equipment [Abstract]
Leasehold Improvements	$ 5,664	$ 5,664
Office Furniture and Equipment	410,030	342,692
Software	975,952	654,340
Transportation Equipment	62,424	62,424
Property plant and equipment, Gross	1,454,070	1,065,120
Accumulated Depreciation	(838,233)	(615,148)
Property plant and equipment, Net	$ 615,837	$ 449,972